Fair Value (Fair Value on a Recurring Basis) (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of portfolio in residential mortgage backed securities	53.00%
Residential mortgage backed securities guaranteed by Government National Mortgage Association or Federal National Mortgage Association or Federal Home Loan Mortgage Corporation	$ 20,900
Securities available for sale	40,568	$ 52,865
Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 21,631	$ 26,439